INVESTMENTS - Measured at fair value (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments recognized at fair value
SHAREHOLDER AMOUNT	R$ 918,713
FAIR VALUE	R$ 1,922,916	R$ 1,878,609
AES TIET ENERGIA S/A
Investments recognized at fair value
PARTICIPATIONS	7.56%
SHAREHOLDER AMOUNT	R$ 35,872
FAIR VALUE	R$ 363,193	333,932
Companhia Energtica do Cear - COELCE
Investments recognized at fair value
PARTICIPATIONS	7.06%
SHAREHOLDER AMOUNT	R$ 63,019
FAIR VALUE	R$ 237,325	254,664
Energisa Holding
Investments recognized at fair value
PARTICIPATIONS	2.31%
SHAREHOLDER AMOUNT	R$ 389,337
FAIR VALUE	R$ 410,063	354,279
Auren Energia S.A. (b)
Investments recognized at fair value
PARTICIPATIONS	0.35%
SHAREHOLDER AMOUNT	R$ 19,668
FAIR VALUE	R$ 168,160
Companhia Energtica de So Paulo - CESP
Investments recognized at fair value
PARTICIPATIONS	0.00%
FAIR VALUE		224,090
Centrais Eletricas de Santa Catarina - CELESC
Investments recognized at fair value
PARTICIPATIONS	10.75%
SHAREHOLDER AMOUNT	R$ 266,636
FAIR VALUE	R$ 257,141	281,924
Companhia Paranaense de Energia - COPEL
Investments recognized at fair value
PARTICIPATIONS	0.56%
SHAREHOLDER AMOUNT	R$ 60,413
FAIR VALUE	R$ 104,093	92,459
Equatorial Energia Par
Investments recognized at fair value
PARTICIPATIONS	0.99%
SHAREHOLDER AMOUNT	R$ 16,075
FAIR VALUE	R$ 144,798	117,671
Neoenrgia Pernambuco
Investments recognized at fair value
PARTICIPATIONS	1.56%
SHAREHOLDER AMOUNT	R$ 10,365
FAIR VALUE	R$ 36,893	31,941
Energisa Mato Grosso - Distribuidora de Energia S.A.
Investments recognized at fair value
PARTICIPATIONS	0.18%
SHAREHOLDER AMOUNT	R$ 3,064
FAIR VALUE	R$ 33,800	32,400
Rio Parapanema Energia
Investments recognized at fair value
PARTICIPATIONS	0.47%
SHAREHOLDER AMOUNT	R$ 3,924
FAIR VALUE	R$ 12,169	14,615
Companhia Energetica de Brasilia - CEB
Investments recognized at fair value
PARTICIPATIONS	2.10%
SHAREHOLDER AMOUNT	R$ 11,861
FAIR VALUE	27,787	23,650
Others
Investments recognized at fair value
SHAREHOLDER AMOUNT	38,479
FAIR VALUE	R$ 127,494	R$ 116,984
Others | Minimum
Investments recognized at fair value
PARTICIPATIONS	0.06%
Others | Maximum
Investments recognized at fair value
PARTICIPATIONS	0.31%